Note 8 - Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Six Months Ended June 30,
	2024	2023
General and Administrative	$68	$416
Research and Development	35	93
	$103	$509

	Year ended December 31,
	2023	2022
General and administative	$643	$889
Research and development	180	199
Total stock-based compensation	$823	$1,088

Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
Per Share Exercise Price			Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)

	$300		503	8.75	$300.00	503	8.75
$5,280	-	$7,709	39	6.50	$5,280.00	39	6.50
$26,400	-	$98,160	37	4.79	$79,787.03	37	4.79
$100,080	-	$362,400	28	4.79	$194,220.00	28	4.79
	Totals		607	8.18	$14,410.36	607	8.18

			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
Per Share Exercise Price			Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)

$300			503	9.24	$300.00	78	9.24
$5,280	-	$7,709	39	7.00	$5,280.00	39	7.00
$26,400	-	$98,160	37	5.29	$79,787.03	35	5.18
$100,080	-	$362,400	28	5.29	$194,220.00	28	5.29

Totals			607	8.68	$14,410.36	180	7.35